Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 8.6%
AT&T, Inc.	31,910	$ 741,908
Comcast Corp. - Class A	30,776	737,393
Omnicom Group, Inc.	4,556	358,557
T-Mobile US, Inc.	4,116	710,874
Verizon Communications, Inc.	16,002	749,054
		3,297,786

Consumer Discretionary - 13.5%
Airbnb, Inc. - Class A (a)	3,901	591,080
Booking Holdings, Inc.	4,420	852,618
Carnival Corp. Ltd.	12,482	347,124
DR Horton, Inc.	2,756	394,273
Expedia Group, Inc.	2,056	605,985
Ford Motor Co.	48,689	714,755
Las Vegas Sands Corp.	5,041	246,454
Lowe's Cos., Inc.	3,443	715,490
NVR, Inc. (a)	23	141,382
PulteGroup, Inc.	1,788	226,128
Tapestry, Inc.	1,437	218,956
Ulta Beauty, Inc. (a)	278	142,567
		5,196,812

Consumer Staples - 10.0%
Altria Group, Inc.	10,155	693,891
Archer-Daniels-Midland Co.	6,796	538,719
Colgate-Palmolive Co.	4,879	445,453
Constellation Brands, Inc. - Class A	1,461	190,266
Dollar General Corp.	2,435	309,367
Dollar Tree, Inc. (a)	1,643	209,006
General Mills, Inc.	5,711	204,168
Kimberly-Clark Corp.	2,128	232,612
Kroger Co.	6,115	353,080
The Kraft Heinz Co.	20,045	518,163
Tyson Foods, Inc. - Class A	2,397	138,930
		3,833,655

Energy - 11.8%
Diamondback Energy, Inc.	2,810	570,290
EOG Resources, Inc.	3,303	491,123
EQT Corp.	8,664	461,705
Expand Energy Corp.	3,478	327,036
Marathon Petroleum Corp.	2,474	782,947
Occidental Petroleum Corp.	7,239	413,130
Ovintiv, Inc.	3,446	215,237
SLB Ltd.	9,226	457,517
TechnipFMC PLC	2,308	165,391
Valero Energy Corp.	2,059	644,261
		4,528,637

Health Care - 19.9%
Becton Dickinson & Co.	2,329	385,729
Biogen, Inc. (a)	1,360	276,012

Bristol-Myers Squibb Co.	12,696	829,176
Cardinal Health, Inc.	2,450	563,573
DexCom, Inc. (a)	2,251	187,846
Gilead Sciences, Inc.	5,676	739,072
HCA Healthcare, Inc.	1,952	785,856
Incyte Corp. (a)	1,592	190,276
IQVIA Holdings, Inc. (a)	1,323	310,931
Labcorp Holdings, Inc.	599	185,211
McKesson Corp.	800	684,952
Neurocrine Biosciences, Inc. (a)	582	97,077
Pfizer, Inc.	28,152	704,081
Quest Diagnostics, Inc.	760	177,088
Regeneron Pharmaceuticals, Inc.	684	521,639
ResMed, Inc.	1,016	214,356
United Therapeutics Corp. (a)	211	109,237
Veeva Systems, Inc. - Class A (a)	1,090	222,120
Viatris, Inc.	11,871	208,455
Zoetis, Inc.	3,085	238,440
		7,631,127

Industrials - 13.2%
Automatic Data Processing, Inc.	2,394	637,905
Copart, Inc. (a)	4,963	144,522
Delta Air Lines, Inc.	5,664	495,260
DuPont de Nemours, Inc.	839	114,943
Equifax, Inc.	759	131,019
Expeditors International of Washington, Inc.	658	110,472
Fortive Corp.	1,819	107,703
General Dynamics Corp.	2,035	780,260
Otis Worldwide Corp.	2,721	195,776
PACCAR, Inc.	3,047	404,276
Paychex, Inc.	2,309	269,784
Snap-On, Inc.	326	133,794
SS&C Technologies Holdings, Inc.	2,398	184,766
Textron, Inc.	1,082	92,251
Uber Technologies, Inc. (a)	10,262	722,034
United Airlines Holdings, Inc. (a)	3,480	422,228
Veralto Corp.	1,389	130,802
		5,077,795

Information Technology - 19.0%
Accenture PLC - Class A	4,113	682,429
Adobe, Inc. (a)	2,916	730,196
Atlassian Corp. - Class A (a)	1,466	148,088
Autodesk, Inc. (a)	1,344	314,765
CDW Corp.	928	137,168
Cognizant Technology Solutions Corp. - Class A	5,326	294,794
F5, Inc. (a)	281	113,122
First Solar, Inc. (a)	686	144,767
Gen Digital, Inc.	6,649	182,515
Hewlett Packard Enterprise Co.	9,302	445,566
HP, Inc.	16,950	462,226
Intuit, Inc.	2,470	780,693
NetApp, Inc.	1,284	229,194
Okta, Inc. (a)	866	122,911
PTC, Inc. (a)	776	106,467
QUALCOMM, Inc.	3,395	501,136
Roper Technologies, Inc.	860	337,094
salesforce.com, Inc.	3,908	719,150

TD Synnex Corp.	534		136,544
Workday, Inc. - Class A (a)	2,363		378,883
Zoom Communications, Inc. - Class A (a)	2,214		212,699
Zscaler, Inc. (a)	780		117,936
			7,298,343

Materials - 3.4%
Anglogold Ashanti PLC	5,457		432,849
CF Industries Holdings, Inc.	1,636		204,811
Newmont Goldcorp Corp.	7,352		688,956
			1,326,616
TOTAL COMMON STOCKS (Cost $38,087,535)			38,190,771

TOTAL INVESTMENTS - 99.4% (Cost $38,087,535)			38,190,771
Other Assets in Excess of Liabilities - 0.6%		0.00649	249,350
TOTAL NET ASSETS - 100.0%			$ 38,440,121

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 38,190,771	$ –	$ –	$ 38,190,771
Total Investments	$ 38,190,771	$ –	$ –	$ 38,190,771

Refer to the Schedule of Investments for further disaggregation of investment categories.